Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated November 14, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2022
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Fir Tree Capital Management LP will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC
Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited

Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
HealthCor Management, L.P.
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Mariner Investment Group, LLC
Mesarete Capital LLP
Nephila Capital Ltd.
Sage Rock Capital Management LP
Seiga Asset Management Limited
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC
The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Fir Tree Capital Management LP (“Fir Tree”), located at 500 Fifth Avenue, 9th Floor, New York, New York 10110, is an investment adviser registered with the SEC. Fir Tree may manage a portion of the Fund’s assets using Relative Value Strategies. Founded in 1994, Fir Tree has approximately $3.2 billion in assets under management as of September 30, 2022.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated November 14, 2022 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2022, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Fir Tree Capital Management LP will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Fir Tree Capital Management LP (“Fir Tree”). The principal owners of Fir Tree are David Sultan and Clinton Biondo.

Compensation of Trustees and Officers

Effective immediately, the first paragraph in the “Management—Compensation of Trustees and Officers” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Each of the Independent Trustees is paid by the Fund Complex at a rate of $150,000 per fiscal year in the aggregate for the services to the Fund Complex (including the Subsidiaries). Mr. Brown was treated as an Independent Trustee until July 20, 2022, after which he was treated as an “interested person” (as defined in the 1940 Act) of the Fund (an “Interested Trustee”) due to a family member’s relationship with a Sub-Adviser. For his service to the Fund as an Interested Trustee, Mr. Brown is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee is paid by the Fund Complex an additional $35,000 and $15,000, respectively. These payments are allocated to the Fund and any other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. As of November 10, 2020, the Trust adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers payment of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

Effective immediately, the “Independent Trustees” section of the table providing Trustee compensation information in the “Management—Compensation of Trustees and Officers” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Name of Independent Trustee	Aggregate Compensation From BAMSF[1]	Total Compensation From BAMSF and Fund Complex[1]
Frank J. Coates (treated as an Interested Trustee until July 1, 2021)	$144,750	$144,750
Peter M. Gilbert	$150,000	$150,000
Paul J. Lawler	$150,000	$150,000
Kristen M. Leopold	$165,000	$165,000

Board of Trustees Leadership Structure and Risk Oversight

Effective immediately, the second paragraph in the “Management—Board of Trustees Leadership Structure and Risk Oversight” section of the Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Currently, all but two of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Fund’s investment adviser, BAIA, and other affiliated parties. The Independent Trustees will meet regularly as a group in executive session, which will not include representatives of BAIA, except by invitation. Mr. Brown, who is currently being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to a family member’s relationship with a Sub-Adviser to the Fund, currently serves as Chairman of the Board of Trustees of the Fund. Mr. Coates, an Independent Trustee, currently serves as the lead Independent Trustee. Mr. Coates will act as the effective leader of the Board of Trustees in circumstances where the Board of Trustees deems it inappropriate for the Chairman to act in that role because he is being treated as an “interested person” of the Fund. The Board of Trustees believes that its leadership structure is appropriate in light of the specific characteristics and circumstances of the Fund. In forming this belief, the Board of Trustees considered, among other things, the working experience and historical leadership structures of the Board of Trustees, the fact that the Chairman is not employed by or otherwise affiliated with BAIA or other Blackstone entities, the small size of the Board of Trustees, which ensures significant opportunity for participation by all Trustees, and that certain affairs of the Board of Trustees are handled by committees of the Board of Trustees comprised solely of Independent Trustees, as discussed further below.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosure is added to Appendix A to the Statement of Additional Information:

SUMMARY OF PROXY VOTING PROCEDURES FOR FIR TREE CAPITAL MANAGEMENT LP

Overview

The Firm serves as the investment adviser to certain investment vehicles and other clients. Through these relationships, Fir Tree is delegated the right to vote, on behalf of the Clients, proxies received from companies, the securities of which are owned by the Clients. Fir Tree’s policy is to vote each Client’s proxies in the best interest of the Client, considering their investment strategy, with a goal of maximizing shareholder value, and must not place its own interests ahead of the interests of a Client.

Proxy Advisory Firm

When the Firm retains a proxy advisory firm to provide research, voting recommendations or voting execution services, the Firm shall conduct reasonable oversight to ensure the proxy advisor’s recommendations are consistent with the Firm’s proxy voting policies and in the best interest of the Firm’s Clients and investors. The level of oversight varies depending on (1) the scope of the investment adviser’s voting authority, and (2) the type of functions and services that the investment adviser has retained the proxy advisory firm to perform.

Proxy Voting Guidelines and Procedures

Fir Tree has engaged the services of third-party service providers to manage, track, reconcile and report proxy voting through electronic delivery of ballots and to provide independent recommendations.

General Policy. Fir Tree generally votes Client securities, and in casting those votes, does so based upon the recommendations of a third-party service provider. Fir Tree’s Clients may have different investment strategies and, as a result, there may be differences in the best interest of the Clients with respect to particular matters. In such event, Fir Tree shall treat each Client separately for purposes of proxy voting.

Abstaining or Not Voting. Fir Tree may choose not to participate in a particular proxy, to take no action or not vote if it concludes that not participating, taking action or not voting is in the best interests of its Client. In reaching such a conclusion, Fir Tree generally considers factors including, but not limited to, whether:

•	the effect on shareholders’ economic interest or the value of the Client’s holdings is indeterminable or insignificant;
•	the potential benefit of voting is outweighed by the cost (e.g. voting securities in jurisdictions that require physical attendance at the meeting);
•	a proxy is received with respect to securities that are no longer held in a Client account; and
•	any legal restrictions on trading resulting from the exercise of a proxy (e.g. “share blocking rules”).’

Any decision to abstain or not vote a proxy and the related rationale will be reviewed and documented by the CCO or the CCO’s designee.

In addition, except in circumstances that involve a matter of particular interest to Clients (for example, M&A transactions, dissolution, conversions or consolidations, and shareholder activist campaigns), in general, shares that are lent out to earn fees that benefit Clients will not be recalled prior to corporate elections solely for the purposes of voting the shares.

Unique Circumstances. In circumstances that involve a matter of particular interest to Clients (for example, M&A transactions, dissolution, conversions or consolidations, and shareholder activist campaigns), the Fir Tree investment analyst responsible for researching the security will receive and review all appropriate proxy voting materials. The CCO (or the CCO’s designee) will be responsible for maintaining documentation of the analyst’s recommendation (and related rationale).

With respect to Special Purpose Acquisition Companies (SPACs), as a general matter, Fir Tree will vote the shares in a manner to maximize the value to the investing Clients.

Registered Mutual Funds—Blackstone

With respect to any securities managed on behalf of Blackstone Alternative Investment Fund, Fir Tree will comply with the BAIF Compliance Manual Section XIII. A. Investment Fund Policies—Voting Rights Waiver Policies and Procedures and the BAIF Compliance Manual Section XXIII. Proxy Voting.

Conflicts of Interest

At times, conflicts may arise between the interests of the investing Clients, on the one hand, and the interests of Fir Tree or its affiliates, on the other hand. In most cases, Fir Tree will follow the recommendation of a third-party service provider, and therefore because the votes are being guided by a third-party service provider, Fir Tree believes that it will generally not be faced with any direct or indirect conflicts of interest with respect to the voting of any proxy.

Fir Tree personnel must inform the Compliance Department if they become aware of any material conflict of interest between the Fir Tree and a Client or between Clients with respect to a proxy vote. If a proxy vote creates a material conflict between the interests of Fir Tree and a Client or between Clients, Fir Tree will seek to mitigate or resolve the conflict before voting the proxies. Alternatively, Fir Tree may seek the advice of the Clients’ Board of Directors, Advisory Boards and/or Conflict Committees, such as in cases where a material conflict of interest cannot be reasonably resolved prior to voting.

Investor Requests

Any request regarding proxy voting, whether written (including e-mail) or oral, received from an investor by any employee of Fir Tree, must be promptly reported to the Compliance Department.

In order to facilitate the management of proxy voting recordkeeping process and to facilitate dissemination of such proxy voting records to Clients, the Compliance Department may distribute or otherwise provide to any client requesting proxy voting information the complete proxy voting record of Fir Tree for the period requested.

Any report disseminated to a client will contain the following legend:

This report contains the full proxy voting record of Fir Tree Capital Management LP for the requested period. If securities of a particular issuer were held in the fund/account on the date of the shareholder meeting indicated, your proxy was voted as indicated on the voting records.

Clients are permitted to request or review the proxy voting record of Fir Tree for the five (5) year period prior to the date of request.

Recordkeeping

Fir Tree will maintain the following documentation for a period of not less than six (6) years, the first two (2) years at its principal place of business.

Client Requests to Review Proxy Votes:

Record of the identity of the client requesting information regarding proxy votes, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, other dispositions, etc.).

Proxy Voting Policy and Procedures:

Copies of all Fir Tree Proxy Voting Policies and Procedures.

Proxy Statements Received Regarding Client Securities:

Copies of all proxy statements received along with copies of the proxy solicitation instructions. Note: Fir Tree will generally rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

- The following proxy voting information (note: Fir Tree makes use of a third-party service provider service to assist in the maintenance of the below proxy voting material, though other services may be used for certain Client-directed Accounts):

•	the name of the issuer of the portfolio security;
•	the exchange ticker symbol of the portfolio security;
•	the Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
•	the shareholder meeting date;
•	the number of shares Fir Tree is voting on Firm-wide;
•	a brief identification of the matter voted on;
•	whether the matter was proposed by the issuer or by a security holder;
•	whether or not Fir Tree cast its vote on the matter;
•	how Fir Tree cast its vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors);
•	whether Fir Tree cast its vote with or against management; and
•	whether any Client requested an alternative vote of its proxy.

- To the extent votes are not based upon the recommendations of a third-party service provider, documents prepared or created by Fir Tree that were material to making a decision on how to vote, or that memorialized the basis for the decision; and

- Documentation or notes or any communications received from third parties, other industry analysts, third party service providers (including proxy advisory firms), company’s management discussions, that were material in the basis for the decision.

Disclosure and Proxy Solicitation

Fir Tree will update its Form ADV as necessary to accurately reflect this policy and to provide information about how Clients may obtain information on how Fir Tree voted their proxies.

Generally, it is Fir Tree’s policy to not reveal or disclose to any Client or investor how Fir Tree may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. The Compliance Department must be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of the Clients. At no time may any Fir Tree employee accept any remuneration for the solicitation of proxies.

Periodic Proxy Reconciliation Testing

Fir Tree shall periodically compare (which may be done on a sample basis) the proxy votes cast for a meeting to the shares held by Fir Tree’s clients. If there are discrepancies, Fir Tree will contact the custodian to reconcile the differences and make needed corrections.

Proxy Advisory Firm Due Diligence and Review

Fir Tree shall periodically evaluate the proxy services provided by third party providers which should consider the services, recommendations made by the provider and how the provider voted, as applicable.

When conducting oversight of a proxy advisory firm, Fir Tree may take into account the following:

•

whether the proxy advisory firm has the capacity and competency to adequately analyze the matters for which the investment adviser is responsible for voting including the adequacy and quality of the proxy advisory firm’s staffing, personnel, and/or technology;

•

the adequacy of disclosures the proxy advisory firm has provided regarding its methodologies in formulating voting recommendations, such that Fir Tree can understand the factors underlying the proxy advisory firm’s voting recommendations;

•

the effectiveness of the proxy advisory firm’s policies and procedures for obtaining current and accurate information relevant to matters included in its research and on which it makes voting recommendations;

•	Fir Tree’s access to the proxy advisory firm’s sources of information and methodologies used in formulating voting recommendations or executing voting instructions;
•	the nature of any third-party information sources that the proxy advisory firm uses as a basis for its voting recommendations;
•	whether the proxy advisory firm has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest.

As part of its annual compliance review, Fir Tree will assess the effectiveness of these procedures and refresh its due diligence on any proxy advisory firms engaged by Fir Tree.

Shareholders should retain this Supplement for future reference.